Related Party Transactions and Shared Service Costs - Schedule of Components of Net Transfers from pH Pharma (Details) - PH Pharma Ltd [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Research and development	$ 0	$ 482,160	$ 482,160	$ 2,055,839
Selling, general and administrative	0	72,345	72,345	447,506
Accounts payable and general financing activities	0	809,469	809,469	3,925,492
Net increase in contributions from member	$ 0	$ 1,363,974	$ 1,363,974	$ 6,428,837